Consolidated Statement of Comprehensive Income - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other income
Revenues from research and development collaborations		SFr 7,038	SFr 189,556	SFr 9,330
Other income		0	44	424
Total revenues and other income		7,038	189,600	9,754
Operating expenses
Research and development expenses		(48,784)	(50,749)	(55,718)
Selling, general and administrative expenses		(19,362)	(22,238)	(17,454)
Total operating expenses		(68,146)	(72,987)	(73,172)
Operating result		(61,108)	116,613	(63,418)
Financial income		4,279	1,859	191
Financial expenses		(5,155)	(619)	(556)
Net finance result		(876)	1,240	(365)
Result before income taxes		(61,984)	117,853	(63,783)
Income taxes		0	0	(2)
Net result, attributable to shareholders		(61,984)	117,853	(63,785)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	[1]	(1,975)	5,334	8,012
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(16)	(17)	(3)
Other comprehensive result, net of tax		(1,991)	5,317	8,009
Total comprehensive result, attributable to shareholders		SFr (63,975)	SFr 123,170	SFr (55,776)
Basic net result per share (in CHF per share)		SFr (1.89)	SFr 3.63	SFr (2.06)
Diluted net result per share (in CHF per share)		SFr (1.89)	SFr 3.54	SFr (2.06)

[1]	See note 18